BUSINESS COMBINATION (Summary of Unaudited Pro forma Information) (Details) - 12 months ended Dec. 31, 2017 - Multi Group [Member] € in Thousands, ¥ in Thousands	EUR (€)	CNY (¥)
Business combination [Line Items]
Pro forma total revenues	€ 12,188	¥ 93,334
Pro forma net loss	(1,614)	(12,360)
Pro forma net loss attributable to 500.com Limited	€ (1,501)	¥ (11,495)